UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments — Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Marie Chandoha
Schwab Investments — Schwab 1000 Index Fund
211 Main St, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab 1000 Index® Fund

Portfolio Holdings as of January 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	2,103,096,450	4,871,033,669
0.0%		Other Investment Company	448,254	448,254
0.0%		Short-Term Investments	909,878	909,878

99.9%		Total Investments	2,104,454,582	4,872,391,801
0.2%		Collateral Invested for Securities on Loan	10,514,335	10,514,335
(0	.1)%	Other Assets and Liabilities, Net		(7,262,619)

100.0%		Net Assets		4,875,643,517

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 0.9%
Autoliv, Inc.	33,400	2,565,120
BorgWarner, Inc. *	45,798	3,086,785
Federal-Mogul Corp. *	3,900	91,884
Ford Motor Co. *	1,296,187	20,674,183
Gentex Corp.	54,072	1,734,089
Harley-Davidson, Inc.	93,192	3,695,063
Johnson Controls, Inc.	252,654	9,699,387
The Goodyear Tire & Rubber Co. *	76,800	912,384
Thor Industries, Inc.	5,600	208,096
TRW Automotive Holdings Corp. *	25,400	1,515,364

		44,182,355

Banks 3.0%
Associated Banc-Corp	65,448	914,963
BancorpSouth, Inc.	12,000	187,680
Bank of Hawaii Corp.	18,832	882,656
BB&T Corp.	261,200	7,219,568
BOK Financial Corp.	5,200	268,736
Capitol Federal Financial, Inc.	7,922	96,569
City National Corp.	16,532	955,384
Comerica, Inc.	59,228	2,262,510
Commerce Bancshares, Inc.	30,026	1,234,969
Cullen/Frost Bankers, Inc.	22,800	1,317,384
East West Bancorp, Inc.	36,000	781,560
Fifth Third Bancorp	241,384	3,589,380
First Citizens BancShares, Inc., Class A	450	90,526
First Horizon National Corp. *	92,476	1,047,753
First Niagara Financial Group, Inc.	73,800	1,024,344
FirstMerit Corp.	32,469	594,832
Fulton Financial Corp.	28,044	289,414
Hudson City Bancorp, Inc.	185,340	2,035,033
Huntington Bancshares, Inc.	214,298	1,551,518
KeyCorp	252,314	2,245,595
M&T Bank Corp.	32,443	2,805,346
Marshall & Ilsley Corp.	170,831	1,194,109
New York Community Bancorp, Inc.	162,982	2,985,830
People’s United Financial, Inc.	140,593	1,815,056
PNC Financial Services Group, Inc.	180,834	10,850,040
Prosperity Bancshares, Inc.	7,300	295,285
Regions Financial Corp.	395,606	2,808,803
SunTrust Banks, Inc.	195,593	5,951,895
SVB Financial Group *	6,500	341,055
TCF Financial Corp.	48,584	725,845
TFS Financial Corp.	13,600	132,600
U.S. Bancorp	749,505	20,236,635
UMB Financial Corp.	4,700	191,055
Valley National Bancorp	60,828	823,003
Washington Federal, Inc.	17,600	304,304
Wells Fargo & Co.	2,003,196	64,943,614
Westamerica Bancorp	4,800	240,000
Zions Bancorp	42,198	995,029

		146,229,878

Capital Goods 8.5%
3M Co.	264,954	23,294,756
A123 Systems, Inc. (b)*	2,700	24,462
Acuity Brands, Inc.	6,800	375,360
Aecom Technology Corp. *	44,100	1,290,807
AGCO Corp. *	36,200	1,835,340
Alliant Techsystems, Inc. *	13,438	1,018,063
American Superconductor Corp. (b)*	6,900	188,163
AMETEK, Inc.	63,370	2,584,229
Armstrong World Industries, Inc.	3,200	129,952
BE Aerospace, Inc. *	39,600	1,532,124
Bucyrus International, Inc.	29,400	2,668,344
Carlisle Cos., Inc.	24,036	906,398
Caterpillar, Inc.	234,596	22,758,158
CLARCOR, Inc.	19,700	850,646
Crane Co.	3,684	163,606
Cummins, Inc.	74,692	7,908,389
Danaher Corp.	204,040	9,398,082
Deere & Co.	158,246	14,384,561
Donaldson Co., Inc.	30,300	1,775,580
Dover Corp.	72,937	4,675,262
Eaton Corp.	64,959	7,012,974
EMCOR Group, Inc. *	10,300	311,884
Emerson Electric Co.	280,128	16,493,937
Fastenal Co.	50,900	2,955,254
Flowserve Corp.	21,841	2,729,907
Fluor Corp.	70,158	4,854,232
Gardner Denver, Inc.	20,400	1,471,656

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
General Cable Corp. *	4,100	151,741
General Dynamics Corp.	142,744	10,762,898
General Electric Co.	3,927,302	79,095,862
Goodrich Corp.	48,698	4,413,013
Graco, Inc.	25,194	1,070,241
GrafTech International Ltd. *	47,200	991,200
Harsco Corp.	23,600	761,572
Honeywell International, Inc.	287,799	16,119,622
Hubbell, Inc., Class B	23,132	1,416,604
IDEX Corp.	31,706	1,257,460
Illinois Tool Works, Inc.	169,704	9,077,467
ITT Corp.	71,644	4,221,264
Jacobs Engineering Group, Inc. *	48,756	2,504,596
Joy Global, Inc.	40,108	3,496,615
KBR, Inc.	62,800	2,015,880
Kennametal, Inc.	27,798	1,128,599
L-3 Communications Holdings, Inc.	45,574	3,566,165
Lennox International, Inc.	19,100	938,574
Lincoln Electric Holdings, Inc.	18,000	1,218,960
Lockheed Martin Corp.	111,864	8,904,374
Masco Corp.	118,736	1,581,563
MSC Industrial Direct Co., Inc., Class A	17,258	1,025,643
Navistar International Corp. *	24,600	1,595,310
Nordson Corp.	6,600	609,246
Northrop Grumman Corp.	106,332	7,368,808
Oshkosh Corp. *	35,100	1,330,641
Owens Corning, Inc. *	39,100	1,308,677
PACCAR, Inc.	140,189	7,919,277
Pall Corp.	45,833	2,539,607
Parker Hannifin Corp.	62,953	5,628,628
Pentair, Inc.	38,500	1,392,545
Precision Castparts Corp.	53,501	7,650,108
Quanta Services, Inc. *	82,200	1,950,606
Raytheon Co.	134,390	6,718,156
Regal-Beloit Corp.	14,400	961,056
Rockwell Automation, Inc.	55,749	4,516,226
Rockwell Collins, Inc.	61,653	3,954,423
Roper Industries, Inc.	35,691	2,772,834
Seaboard Corp.	5	10,010
Snap-on, Inc.	22,650	1,282,669
Spirit AeroSystems Holdings, Inc., Class A *	41,500	980,230
SPX Corp.	19,314	1,513,831
Terex Corp. *	40,782	1,322,560
Textron, Inc.	106,238	2,792,997
The Boeing Co.	272,289	18,918,640
The Shaw Group, Inc. *	32,769	1,237,685
The Timken Co.	31,094	1,462,040
Thomas & Betts Corp. *	20,529	1,054,985
TransDigm Group, Inc. *	14,800	1,146,704
United Technologies Corp.	345,003	28,048,744
URS Corp. *	32,900	1,462,405
Valmont Industries, Inc.	1,600	148,704
W.W. Grainger, Inc.	22,876	3,007,508
Wabtec Corp.	19,000	1,029,800
Watsco, Inc.	5,000	313,600
Woodward Governor Co.	8,850	298,466

		413,559,765

Commercial & Professional Supplies 0.8%
Avery Dennison Corp.	44,460	1,871,321
Cintas Corp.	51,510	1,445,371
Clean Harbors, Inc. *	900	81,036
Copart, Inc. *	25,137	986,627
Corrections Corp. of America *	45,300	1,123,893
Covanta Holding Corp.	50,048	846,812
Equifax, Inc.	49,600	1,771,712
FTI Consulting, Inc. *	6,800	247,996
IHS, Inc., Class A *	15,900	1,303,164
Iron Mountain, Inc.	68,187	1,663,081
Manpower, Inc.	30,791	1,988,175
Pitney Bowes, Inc.	81,141	1,970,103
R.R. Donnelley & Sons Co.	80,019	1,417,937
Republic Services, Inc.	126,681	3,906,842
Robert Half International, Inc.	59,191	1,856,230
Rollins, Inc.	10,200	193,698
Stericycle, Inc. *	33,498	2,629,258
The Dun & Bradstreet Corp.	20,325	1,726,609
Towers Watson & Co., Class A	16,000	872,480
Verisk Analytics, Inc., Class A *	33,200	1,123,156
Waste Connections, Inc.	46,200	1,338,414
Waste Management, Inc.	187,177	7,088,393

		37,452,308

Consumer Durables & Apparel 1.2%
Coach, Inc.	112,130	6,065,112
D.R. Horton, Inc.	104,997	1,300,913
Eastman Kodak Co. *	37,121	135,863
Fortune Brands, Inc.	58,928	3,634,679
Fossil, Inc. *	18,800	1,335,740
Garmin Ltd. (b)	44,086	1,359,171
Hanesbrands, Inc. *	37,300	858,646
Harman International Industries, Inc. *	28,097	1,217,162
Hasbro, Inc.	48,825	2,152,694
Jarden Corp.	35,000	1,186,500
Leggett & Platt, Inc.	59,644	1,343,779
Lennar Corp., Class A	63,275	1,225,004
M.D.C. Holdings, Inc.	5,879	181,720
Mattel, Inc.	141,697	3,355,385
Mohawk Industries, Inc. *	22,039	1,224,266
Newell Rubbermaid, Inc.	98,826	1,902,401
NIKE, Inc., Class B	142,428	11,747,461
NVR, Inc. *	2,298	1,757,970
Phillips-Van Heusen Corp.	20,200	1,179,074
Polo Ralph Lauren Corp.	22,495	2,411,014
PulteGroup, Inc. *	125,899	993,343
Stanley Black & Decker, Inc.	61,041	4,436,460
Tempur-Pedic International, Inc. *	29,400	1,283,016
The Warnaco Group, Inc. *	17,800	909,224
Toll Brothers, Inc. *	54,500	1,103,080
Tupperware Brands Corp.	25,000	1,143,750
VF Corp.	34,782	2,877,167
Whirlpool Corp.	29,115	2,489,333

		60,809,927

Consumer Services 2.0%
Apollo Group, Inc., Class A *	46,171	1,905,477

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bally Technologies, Inc. *	8,600	351,998
Brinker International, Inc.	16,100	378,833
Career Education Corp. *	11,200	251,328
Carnival Corp.	168,260	7,522,905
Chipotle Mexican Grill, Inc. *	12,000	2,627,040
Choice Hotels International, Inc.	2,200	83,446
Darden Restaurants, Inc.	54,765	2,579,979
DeVry, Inc.	24,200	1,261,062
Education Management Corp. (b)*	3,100	57,009
H&R Block, Inc.	116,798	1,462,311
International Game Technology	118,026	2,026,506
ITT Educational Services, Inc. *	8,501	559,706
Las Vegas Sands Corp. *	121,663	5,656,113
Marriott International, Inc., Class A	99,375	3,924,319
McDonald’s Corp.	397,636	29,293,844
MGM Resorts International *	79,587	1,180,275
Panera Bread Co., Class A *	12,400	1,184,944
Penn National Gaming, Inc. *	27,360	977,573
Royal Caribbean Cruises Ltd. *	38,591	1,732,736
Service Corp. International	99,300	860,931
Sotheby’s	26,200	1,055,860
Starbucks Corp.	288,727	9,103,562
Starwood Hotels & Resorts Worldwide, Inc.	73,342	4,324,978
Strayer Education, Inc. (b)	5,000	600,000
Weight Watchers International, Inc.	2,729	105,885
Wendy’s/Arby’s Group, Inc., Class A	56,600	273,378
WMS Industries, Inc. *	20,700	868,365
Wyndham Worldwide Corp.	70,017	1,969,578
Wynn Resorts Ltd.	27,042	3,145,796
Yum! Brands, Inc.	181,676	8,495,170

		95,820,907

Diversified Financials 7.2%
Affiliated Managers Group, Inc. *	17,459	1,777,850
American Express Co.	428,777	18,600,346
Ameriprise Financial, Inc.	99,857	6,156,184
Apollo Investment Corp.	68,300	805,599
Bank of America Corp.	3,690,841	50,675,247
Bank of New York Mellon Corp.	445,096	13,900,348
BlackRock, Inc.	24,765	4,903,965
Capital One Financial Corp.	165,453	7,968,216
Citigroup, Inc. *	10,642,762	51,298,113
CME Group, Inc.	23,576	7,274,611
Credit Acceptance Corp. *	1,000	56,550
Discover Financial Services	212,724	4,379,987
E*TRADE Financial Corp. *	60,690	1,005,026
Eaton Vance Corp.	46,084	1,396,345
Federated Investors, Inc., Class B	34,550	935,614
Franklin Resources, Inc.	55,086	6,646,126
Greenhill & Co., Inc.	3,200	222,144
IntercontinentalExchange, Inc. *	28,589	3,444,689
Invesco Ltd.	167,490	4,143,703
Janus Capital Group, Inc.	43,600	562,876
Jefferies Group, Inc.	46,852	1,171,769
JPMorgan Chase & Co.	1,468,678	66,002,389
Lazard Ltd., Class A	31,800	1,326,696
Legg Mason, Inc.	63,714	2,110,845
Leucadia National Corp.	75,164	2,444,333
Moody’s Corp.	76,926	2,259,317
Morgan Stanley	532,848	15,665,731
MSCI, Inc., Class A *	40,550	1,388,026
Northern Trust Corp.	95,076	4,942,050
NYSE Euronext	66,900	2,128,089
Raymond James Financial, Inc.	38,749	1,403,489
SEI Investments Co.	50,748	1,174,816
SLM Corp. *	182,024	2,622,966
State Street Corp.	193,850	9,056,672
Stifel Financial Corp. *	4,800	307,968
T. Rowe Price Group, Inc.	100,950	6,654,624
TD Ameritrade Holding Corp.	101,631	2,075,305
The Charles Schwab Corp. (a)	373,465	6,741,043
The Goldman Sachs Group, Inc.	193,632	31,682,068
The NASDAQ OMX Group, Inc. *	30,537	747,546
Waddell & Reed Financial, Inc., Class A	33,400	1,206,408

		349,265,689

Energy 12.1%
Alpha Natural Resources, Inc. *	47,400	2,546,802
Anadarko Petroleum Corp.	188,948	14,564,112
Apache Corp.	130,800	15,612,288
Arch Coal, Inc.	55,200	1,890,600
Atlas Energy, Inc. *	30,600	1,355,580
Atwood Oceanics, Inc. *	4,400	177,848
Baker Hughes, Inc.	166,606	11,414,177
Cabot Oil & Gas Corp.	40,674	1,693,259
Cameron International Corp. *	95,800	5,106,140
CARBO Ceramics, Inc.	1,500	172,740
Chesapeake Energy Corp.	225,897	6,670,738
Chevron Corp.	747,537	70,963,687
Cimarex Energy Co.	32,715	3,406,613
Comstock Resources, Inc. *	3,600	99,720
Concho Resources, Inc. *	29,900	2,877,875
ConocoPhillips	552,666	39,493,512
CONSOL Energy, Inc.	70,898	3,523,631
Continental Resources, Inc. *	2,400	154,104
Denbury Resources, Inc. *	144,708	2,944,808
Devon Energy Corp.	168,282	14,924,931
Diamond Offshore Drilling, Inc.	21,929	1,572,529
Dresser-Rand Group, Inc. *	32,300	1,483,539
Dril-Quip, Inc. *	2,300	177,376
El Paso Corp.	257,781	4,093,562
EOG Resources, Inc.	97,952	10,421,113
EQT Corp.	51,900	2,501,061
EXCO Resources, Inc.	59,700	1,198,776
Exxon Mobil Corp.	1,868,163	150,723,391
FMC Technologies, Inc. *	47,884	4,501,096
Forest Oil Corp. *	44,015	1,707,782
Halliburton Co.	345,488	15,546,960
Helmerich & Payne, Inc.	41,392	2,430,952
Hess Corp.	114,123	9,600,027
Marathon Oil Corp.	271,896	12,425,647
Massey Energy Co.	33,501	2,105,873
McDermott International, Inc. *	89,812	1,866,293
Murphy Oil Corp.	74,844	4,962,157
Nabors Industries Ltd. *	110,988	2,708,107
National Oilwell Varco, Inc.	162,126	11,981,111
Newfield Exploration Co. *	51,066	3,736,499
Noble Energy, Inc.	67,961	6,191,247
Occidental Petroleum Corp.	306,416	29,624,299

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Oceaneering International, Inc. *	21,500	1,660,445
Oil States International, Inc. *	19,500	1,321,320
Patriot Coal Corp. *	5,900	154,403
Patterson-UTI Energy, Inc.	60,221	1,405,558
Peabody Energy Corp.	105,021	6,660,432
Petrohawk Energy Corp. *	111,400	2,233,570
Pioneer Natural Resources Co.	45,211	4,302,279
Plains Exploration & Production Co. *	33,557	1,187,918
Pride International, Inc. *	68,394	2,222,805
Quicksilver Resources, Inc. *	9,290	139,443
Range Resources Corp.	61,828	3,083,362
Rowan Cos., Inc. *	44,283	1,518,021
SandRidge Energy, Inc. *	128,234	954,061
Schlumberger Ltd.	508,047	45,211,103
SM Energy Co.	24,513	1,523,728
Southern Union Co.	49,962	1,334,985
Southwestern Energy Co. *	135,288	5,343,876
Spectra Energy Corp.	253,521	6,649,856
Sunoco, Inc.	45,800	1,944,210
Superior Energy Services, Inc. *	30,700	1,078,184
Teekay Corp.	3,368	114,041
Tesoro Corp. *	27,512	529,606
The Williams Cos., Inc.	225,521	6,086,812
Tidewater, Inc.	20,268	1,205,743
Ultra Petroleum Corp. *	56,612	2,702,091
Unit Corp. *	3,200	163,840
Valero Energy Corp.	219,620	5,569,563
Whiting Petroleum Corp. *	19,900	2,512,972

		589,966,789

Food & Staples Retailing 2.1%
BJ’s Wholesale Club, Inc. *	21,800	957,892
Casey’s General Stores, Inc.	7,641	324,666
Costco Wholesale Corp.	161,859	11,627,951
CVS Caremark Corp.	507,811	17,367,136
Safeway, Inc.	131,897	2,728,949
SUPERVALU, Inc.	46,456	338,664
Sysco Corp.	221,030	6,440,814
The Kroger Co.	249,813	5,345,998
Wal-Mart Stores, Inc.	736,627	41,302,676
Walgreen Co.	348,769	14,104,219
Whole Foods Market, Inc.	56,216	2,906,929

		103,445,894

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	775,705	18,236,825
Archer-Daniels-Midland Co.	240,905	7,870,366
Brown-Forman Corp., Class B	40,420	2,681,867
Bunge Ltd.	51,592	3,511,867
Campbell Soup Co.	74,458	2,541,996
Central European Distribution Corp. *	10,800	247,752
Coca-Cola Enterprises, Inc.	124,572	3,134,232
ConAgra Foods, Inc.	173,597	3,876,421
Constellation Brands, Inc., Class A *	76,932	1,478,633
Corn Products International, Inc.	29,300	1,351,609
Dean Foods Co. *	35,433	359,645
Del Monte Foods Co.	75,738	1,435,992
Dr Pepper Snapple Group, Inc.	90,920	3,221,296
Flowers Foods, Inc.	12,100	305,283
General Mills, Inc.	239,200	8,319,376
Green Mountain Coffee Roasters, Inc. *	41,100	1,380,138
H.J. Heinz Co.	119,678	5,684,705
Hansen Natural Corp. *	28,300	1,602,912
Hormel Foods Corp.	27,247	1,346,002
Kellogg Co.	99,631	5,011,439
Kraft Foods, Inc., Class A	618,964	18,921,729
Lancaster Colony Corp.	1,600	88,912
Lorillard, Inc.	53,600	4,032,864
McCormick & Co., Inc. - Non Voting Shares	50,354	2,225,647
Mead Johnson Nutrition Co.	80,200	4,649,194
Molson Coors Brewing Co., Class B	61,672	2,890,567
PepsiCo, Inc.	587,485	37,781,160
Philip Morris International, Inc.	673,065	38,526,241
Ralcorp Holdings, Inc. *	23,000	1,407,600
Reynolds American, Inc.	132,568	4,216,988
Sara Lee Corp.	226,172	3,838,139
Smithfield Foods, Inc. *	27,635	550,213
The Coca-Cola Co.	856,374	53,823,106
The Hershey Co.	59,864	2,795,050
The JM Smucker Co.	46,601	2,896,718
Tyson Foods, Inc., Class A	116,959	1,923,976

		254,166,460

Health Care Equipment & Services 4.0%
Aetna, Inc.	166,877	5,496,928
Alere, Inc. *	32,600	1,276,942
Allscripts Healthcare Solutions, Inc. *	9,300	196,323
Amedisys, Inc. *	1,100	37,499
AmerisourceBergen Corp.	110,120	3,948,903
Baxter International, Inc.	222,225	10,775,690
Beckman Coulter, Inc.	27,428	1,975,090
Becton, Dickinson & Co.	90,765	7,528,957
Boston Scientific Corp. *	502,007	3,504,009
Brookdale Senior Living, Inc. *	7,200	157,320
C.R. Bard, Inc.	37,000	3,490,950
Cardinal Health, Inc.	137,110	5,691,436
CareFusion Corp. *	69,400	1,785,662
Catalyst Health Solutions, Inc. *	6,000	260,400
Cerner Corp. *	26,526	2,622,095
CIGNA Corp.	107,154	4,502,611
Community Health Systems, Inc. *	36,406	1,278,579
Coventry Health Care, Inc. *	57,962	1,737,121
DaVita, Inc. *	40,025	2,955,846
DENTSPLY International, Inc.	57,000	2,022,360
Edwards Lifesciences Corp. *	43,392	3,657,512
Emdeon, Inc., Class A *	3,200	47,008
Express Scripts, Inc. *	195,824	11,030,766
Gen-Probe, Inc. *	19,270	1,211,890
Health Management Associates, Inc., Class A *	39,000	354,900
Health Net, Inc. *	40,700	1,161,171
HEALTHSOUTH Corp. *	3,700	83,694
Henry Schein, Inc. *	35,919	2,358,442
Hologic, Inc. *	95,870	1,909,730

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Humana, Inc. *	66,591	3,860,280
IDEXX Laboratories, Inc. *	22,998	1,648,957
Intuitive Surgical, Inc. *	14,115	4,557,875
Kinetic Concepts, Inc. *	21,492	991,426
Laboratory Corp. of America Holdings *	40,622	3,652,324
LifePoint Hospitals, Inc. *	2,200	77,440
Lincare Holdings, Inc.	39,975	1,081,324
Masimo Corp.	8,100	242,797
McKesson Corp.	100,847	7,580,669
Medco Health Solutions, Inc. *	163,686	9,988,120
MEDNAX, Inc. *	18,254	1,207,502
Medtronic, Inc.	401,768	15,395,750
Omnicare, Inc.	46,733	1,211,319
Owens & Minor, Inc.	9,800	289,394
Patterson Cos., Inc.	35,800	1,183,548
Quality Systems, Inc.	3,000	239,520
Quest Diagnostics, Inc.	59,047	3,362,727
ResMed, Inc. *	58,816	1,852,116
Select Medical Holdings Corp. *	3,600	24,264
Sirona Dental Systems, Inc. *	2,100	92,001
St. Jude Medical, Inc. *	122,555	4,963,477
STERIS Corp.	23,000	800,860
Stryker Corp.	114,154	6,570,704
Teleflex, Inc.	15,546	891,097
Tenet Healthcare Corp. *	169,700	1,128,505
The Cooper Cos., Inc.	17,700	1,014,918
Thoratec Corp. *	22,300	526,057
UnitedHealth Group, Inc.	413,692	16,982,057
Universal Health Services, Inc., Class B	39,074	1,645,015
Varian Medical Systems, Inc. *	48,771	3,295,456
VCA Antech, Inc. *	13,454	308,366
WellPoint, Inc. *	152,623	9,480,941
Zimmer Holdings, Inc. *	80,812	4,780,838

		193,987,478

Household & Personal Products 2.2%
Alberto-Culver Co.	33,450	1,246,013
Avon Products, Inc.	158,336	4,482,492
Church & Dwight Co., Inc.	26,997	1,857,664
Colgate-Palmolive Co.	181,227	13,912,797
Energizer Holdings, Inc. *	27,300	1,985,802
Herbalife Ltd.	17,909	1,169,995
Kimberly-Clark Corp.	152,704	9,884,530
The Clorox Co.	55,525	3,491,967
The Estee Lauder Cos., Inc., Class A	43,734	3,520,587
The Procter & Gamble Co.	1,038,819	65,580,643

		107,132,490

Insurance 3.9%
Aflac, Inc.	180,613	10,399,696
Alleghany Corp. *	838	258,758
Allied World Assurance Co. Holdings Ltd.	17,100	1,031,643
American Financial Group, Inc.	31,005	1,008,593
American International Group, Inc. (b)*	33,876	1,366,897
American National Insurance Co.	1,837	153,169
Aon Corp.	128,103	5,859,431
Arch Capital Group Ltd. *	17,100	1,509,075
Arthur J. Gallagher & Co.	39,920	1,184,826
Aspen Insurance Holdings Ltd.	32,600	979,630
Assurant, Inc.	45,792	1,796,420
Assured Guaranty Ltd.	45,300	655,038
Axis Capital Holdings Ltd.	48,962	1,742,068
Berkshire Hathaway, Inc., Class B *	637,012	52,075,731
Brown & Brown, Inc.	46,176	1,143,318
Cincinnati Financial Corp.	63,817	2,044,697
CNA Financial Corp. *	4,250	114,197
Endurance Specialty Holdings Ltd.	7,753	360,437
Erie Indemnity Co., Class A	6,485	430,734
Everest Re Group Ltd.	23,620	1,990,694
Fidelity National Financial, Inc., Class A	96,369	1,296,163
Genworth Financial, Inc., Class A *	146,439	1,987,177
Hanover Insurance Group, Inc.	19,600	927,080
HCC Insurance Holdings, Inc.	44,057	1,334,046
Lincoln National Corp.	118,059	3,404,821
Loews Corp.	126,958	5,084,668
Markel Corp. *	3,431	1,380,977
Marsh & McLennan Cos., Inc.	206,720	5,763,353
Mercury General Corp.	3,435	145,816
MetLife, Inc.	320,944	14,689,607
Old Republic International Corp.	93,909	1,148,507
PartnerRe Ltd.	29,909	2,448,949
Platinum Underwriters Holdings Ltd.	7,800	344,760
Principal Financial Group, Inc.	125,009	4,096,545
ProAssurance Corp. *	12,700	745,109
Prudential Financial, Inc.	179,197	11,022,407
Reinsurance Group of America, Inc.	29,310	1,687,084
RenaissanceRe Holdings Ltd.	24,407	1,601,587
StanCorp Financial Group, Inc.	19,242	858,386
The Allstate Corp.	210,298	6,548,680
The Chubb Corp.	119,212	6,905,951
The Hartford Financial Services Group, Inc.	138,595	3,850,169
The Progressive Corp.	264,242	5,234,634
The Travelers Cos., Inc.	168,747	9,493,706
Torchmark Corp.	32,477	2,023,317
Transatlantic Holdings, Inc.	22,345	1,149,650
Unum Group	130,014	3,242,549
Validus Holdings Ltd.	50,209	1,526,354
W. R. Berkley Corp.	52,925	1,495,131
Wesco Financial Corp.	219	82,298
White Mountains Insurance Group Ltd.	1,913	650,420
XL Group plc	94,067	2,156,016

		190,430,969

Materials 4.2%
Air Products & Chemicals, Inc.	82,978	7,239,830
Airgas, Inc.	32,151	2,014,903
AK Steel Holding Corp.	17,200	273,480
Albemarle Corp.	36,900	2,072,304
Alcoa, Inc.	366,920	6,079,864
Allegheny Technologies, Inc.	29,252	1,906,938

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AptarGroup, Inc.	26,500	1,273,590
Ashland, Inc.	29,400	1,706,964
Ball Corp.	36,888	2,623,843
Bemis Co., Inc.	42,449	1,381,715
Cabot Corp.	25,616	1,107,892
Celanese Corp., Series A	55,443	2,300,330
CF Industries Holdings, Inc.	22,812	3,080,532
Cliffs Natural Resources, Inc.	51,300	4,384,098
Commercial Metals Co.	17,694	295,844
Compass Minerals International, Inc.	13,000	1,194,310
Crown Holdings, Inc. *	62,976	2,100,879
Cytec Industries, Inc.	19,100	1,041,714
Domtar Corp.	16,400	1,442,052
E.I. du Pont de Nemours & Co.	340,017	17,232,062
Eastman Chemical Co.	28,491	2,645,674
Ecolab, Inc.	93,068	4,624,549
FMC Corp.	28,352	2,156,453
Freeport-McMoRan Copper & Gold, Inc.	168,465	18,320,569
Greif, Inc., Class A	13,400	844,870
Huntsman Corp.	25,700	447,437
International Flavors & Fragrances, Inc.	31,008	1,769,006
International Paper Co.	165,707	4,785,618
Intrepid Potash, Inc. *	6,450	233,103
Martin Marietta Materials, Inc.	16,849	1,406,892
MeadWestvaco Corp.	67,083	1,920,586
Monsanto Co.	203,234	14,913,311
Nalco Holding Co.	54,143	1,649,196
Newmont Mining Corp.	185,628	10,222,534
Nucor Corp.	123,376	5,664,192
Owens-Illinois, Inc. *	66,077	1,948,611
Packaging Corp. of America	40,330	1,139,323
PPG Industries, Inc.	65,406	5,512,418
Praxair, Inc.	118,028	10,981,325
Reliance Steel & Aluminum Co.	25,122	1,313,629
Rock-Tenn Co., Class A	15,200	1,014,600
Rockwood Holdings, Inc. *	3,900	158,301
Royal Gold, Inc.	14,900	691,360
RPM International, Inc.	50,600	1,185,558
Sealed Air Corp.	62,302	1,662,840
Sigma-Aldrich Corp.	47,708	3,036,614
Silgan Holdings, Inc.	4,200	156,786
Solutia, Inc. *	19,100	447,322
Sonoco Products Co.	39,170	1,392,494
Steel Dynamics, Inc.	84,500	1,537,900
Temple-Inland, Inc.	41,900	1,005,181
The Dow Chemical Co.	427,856	15,180,331
The Lubrizol Corp.	26,760	2,875,630
The Mosaic Co.	63,695	5,161,843
The Scotts Miracle-Gro Co., Class A	17,668	912,906
The Sherwin-Williams Co.	36,090	3,057,906
The Valspar Corp.	39,546	1,477,834
Titanium Metals Corp. *	13,285	250,422
United States Steel Corp.	56,168	3,239,209
Vulcan Materials Co.	46,525	1,980,104
W.R. Grace & Co. *	4,800	170,352
Walter Energy, Inc.	20,800	2,709,616

		202,557,549

Media 3.1%
Cablevision Systems Corp., Class A	97,010	3,283,789
CBS Corp., Class B - Non Voting Shares	265,405	5,262,981
Central European Media Enterprises, Ltd., Class A (b)*	8,100	147,420
Cinemark Holdings, Inc.	4,200	71,190
Clear Channel Outdoor Holdings, Inc., Class A *	4,900	68,061
Comcast Corp., Class A	1,046,123	23,799,298
DIRECTV, Class A *	314,825	13,345,432
Discovery Communications, Inc., Class C *	96,500	3,277,140
DISH Network Corp., Class A *	82,272	1,736,762
DreamWorks Animation SKG, Inc., Class A *	29,600	830,872
Gannett Co., Inc.	92,554	1,364,246
John Wiley & Sons, Inc., Class A	10,280	472,366
Lamar Advertising Co., Class A *	8,370	308,351
Liberty Global, Inc., Series A *	102,266	4,147,909
Liberty Media Corp - Capital, Series A *	37,700	2,475,382
Liberty Media-Starz, Series A *	20,024	1,335,000
Live Nation Entertainment, Inc. *	21,900	227,760
Morningstar, Inc.	1,550	82,801
News Corp., Class A	871,428	13,088,849
Omnicom Group, Inc.	120,088	5,389,549
Regal Entertainment Group, Class A	12,500	152,000
Scripps Networks Interactive, Class A	35,100	1,632,150
Sirius XM Radio, Inc. *	1,512,300	2,442,365
The Interpublic Group of Cos., Inc. *	140,564	1,502,629
The McGraw-Hill Cos., Inc.	123,436	4,811,535
The New York Times Co., Class A *	9,125	92,254
The Walt Disney Co.	709,560	27,580,597
The Washington Post Co., Class B (b)	1,326	567,992
Time Warner Cable, Inc.	127,036	8,616,852
Time Warner, Inc.	411,280	12,934,756
Viacom Inc., Class B	231,646	9,624,891

		150,673,179

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
Abbott Laboratories	569,746	25,729,729
Agilent Technologies, Inc. *	131,231	5,489,393
Alexion Pharmaceuticals, Inc. *	34,500	2,891,790
Allergan, Inc.	119,562	8,442,273
Amgen, Inc. *	356,460	19,633,817
Amylin Pharmaceuticals, Inc. *	48,847	790,344
Bio-Rad Laboratories, Inc., Class A *	3,000	326,640
Biogen Idec, Inc. *	92,655	6,066,123
BioMarin Pharmaceuticals, Inc. *	39,500	1,004,090
Bristol-Myers Squibb Co.	630,939	15,887,044
Bruker Corp. *	7,700	134,750
Celgene Corp. *	178,820	9,214,595

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cephalon, Inc. *	29,300	1,731,044
Charles River Laboratories International, Inc. *	25,815	990,005
Covance, Inc. *	24,300	1,370,034
Dendreon Corp. *	52,200	1,829,088
Eli Lilly & Co.	383,671	13,340,241
Endo Pharmaceuticals Holdings, Inc. *	23,028	764,990
Forest Laboratories, Inc. *	118,246	3,814,616
Genzyme Corp. *	101,431	7,439,964
Gilead Sciences, Inc. *	307,972	11,819,965
Hospira, Inc. *	63,540	3,509,314
Human Genome Sciences, Inc. *	70,700	1,715,182
Illumina, Inc. *	48,000	3,328,320
Johnson & Johnson	1,012,287	60,504,394
Life Technologies Corp. *	69,906	3,795,197
Merck & Co., Inc.	1,142,518	37,897,322
Mettler-Toledo International, Inc. *	13,000	1,939,470
Mylan, Inc. *	119,800	2,774,568
Myriad Genetics, Inc. *	7,600	151,696
Onyx Pharmaceuticals, Inc. *	4,900	172,897
PerkinElmer, Inc.	45,800	1,171,564
Perrigo Co.	31,500	2,291,310
Pfizer, Inc.	2,981,351	54,320,215
Pharmaceutical Product Development, Inc.	47,746	1,391,318
Regeneron Pharmaceuticals, Inc. *	5,000	168,400
Salix Pharmaceuticals Ltd. *	21,800	893,146
Talecris Biotherapeutics Holdings Corp. *	4,000	98,000
Techne Corp.	14,163	976,539
Thermo Fisher Scientific, Inc. *	152,698	8,745,014
United Therapeutics Corp. *	10,000	679,800
Vertex Pharmaceuticals, Inc. *	75,512	2,936,662
Waters Corp. *	36,100	2,757,679
Watson Pharmaceuticals, Inc. *	41,600	2,268,032

		333,196,574

Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	17,300	1,332,792
AMB Property Corp.	50,925	1,708,534
Apartment Investment & Management Co., Class A	20,418	521,884
AvalonBay Communities, Inc.	31,949	3,703,847
Boston Properties, Inc.	52,605	4,964,334
BRE Properties, Inc.	23,424	1,045,882
Camden Property Trust	26,264	1,455,813
CB Richard Ellis Group, Inc., Class A *	105,737	2,346,304
CommonWealth REIT	8,725	232,696
Corporate Office Properties Trust	22,800	833,340
Developers Diversified Realty Corp.	67,800	922,080
Digital Realty Trust, Inc. (b)	30,000	1,632,000
Douglas Emmett, Inc.	47,600	877,268
Duke Realty Corp.	87,837	1,203,367
Equity Residential	108,272	5,867,260
Essex Property Trust, Inc.	10,517	1,219,972
Federal Realty Investment Trust	24,196	1,946,084
Forest City Enterprises, Inc., Class A *	18,100	306,071
HCP, Inc.	114,880	4,260,899
Health Care REIT, Inc.	48,221	2,366,687
Highwoods Properties, Inc.	28,000	917,560
Hospitality Properties Trust	48,381	1,203,235
Host Hotels & Resorts, Inc.	246,639	4,565,288
Jones Lang LaSalle, Inc.	16,400	1,453,696
Kimco Realty Corp.	157,831	2,855,163
Liberty Property Trust	44,104	1,533,496
Mack-Cali Realty Corp.	30,847	1,080,262
National Retail Properties, Inc.	32,300	802,655
Nationwide Health Properties, Inc.	44,000	1,652,200
OMEGA Healthcare Investors, Inc.	33,400	744,152
Plum Creek Timber Co., Inc.	63,798	2,671,222
ProLogis	185,461	2,767,078
Public Storage	52,709	5,744,227
Rayonier, Inc.	31,123	1,842,793
Realty Income Corp.	40,900	1,429,864
Regency Centers Corp.	32,082	1,383,055
Senior Housing Properties Trust	49,900	1,118,758
Simon Property Group, Inc.	111,550	11,316,747
SL Green Realty Corp.	28,951	2,106,475
Tanger Factory Outlet Centers, Inc.	31,600	825,076
Taubman Centers, Inc.	4,800	251,280
The Macerich Co.	38,345	1,865,868
The St. Joe Co. (b)*	34,800	953,868
UDR, Inc.	59,862	1,405,560
Ventas, Inc.	61,419	3,406,298
Vornado Realty Trust	60,634	5,341,249
Washington Real Estate Investment Trust	23,400	717,912
Weingarten Realty Investors	40,802	1,000,465
Weyerhaeuser Co.	140,350	3,253,313

		104,955,929

Retailing 3.7%
Aaron’s, Inc.	6,350	121,856
Abercrombie & Fitch Co., Class A	34,819	1,755,226
Advance Auto Parts, Inc.	32,522	2,079,457
Aeropostale, Inc. *	36,800	887,616
Amazon.com, Inc. *	130,141	22,077,119
American Eagle Outfitters, Inc.	82,585	1,194,179
Ascena Retail Group, Inc. *	4,300	116,573
AutoNation, Inc. (b)*	28,466	817,259
AutoZone, Inc. *	10,833	2,746,490
Bed Bath & Beyond, Inc. *	97,920	4,700,160
Best Buy Co., Inc.	127,826	4,346,084
Big Lots, Inc. *	32,400	1,029,996
CarMax, Inc. *	86,900	2,837,285
Chico’s FAS, Inc.	7,000	76,440
Dick’s Sporting Goods, Inc. *	35,000	1,263,150
Dollar Tree, Inc. *	50,412	2,549,839
Expedia, Inc.	82,609	2,078,442
Family Dollar Stores, Inc.	48,960	2,079,821
Foot Locker, Inc.	61,309	1,094,979
GameStop Corp., Class A *	53,300	1,123,031
Genuine Parts Co.	62,530	3,235,927
Guess?, Inc.	22,800	975,384
J. Crew Group, Inc. *	21,900	950,898
J.C. Penney Co., Inc.	92,422	2,963,974

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kohl’s Corp. *	112,965	5,736,363
Liberty Media Corp. - Interactive, Class A *	226,208	3,583,135
Limited Brands, Inc.	104,823	3,065,025
LKQ Corp. *	55,400	1,338,464
Lowe’s Cos., Inc.	514,036	12,748,093
Macy’s, Inc.	164,976	3,819,194
Netflix, Inc. *	16,300	3,489,504
Nordstrom, Inc.	64,800	2,668,464
O’Reilly Automotive, Inc. *	54,666	3,106,669
Office Depot, Inc. *	21,500	112,875
PetSmart, Inc.	48,395	1,947,415
Priceline.com, Inc. *	17,200	7,370,544
RadioShack Corp.	49,040	742,956
Ross Stores, Inc.	47,956	3,126,731
Sally Beauty Holdings, Inc. *	13,100	172,396
Sears Holdings Corp. (b)*	18,994	1,431,578
Signet Jewelers Ltd. *	33,400	1,418,832
Staples, Inc.	275,070	6,136,812
Target Corp.	265,862	14,577,213
The Gap, Inc.	165,455	3,188,318
The Home Depot, Inc.	604,035	22,210,367
The TJX Cos., Inc.	149,895	7,103,524
Tiffany & Co.	48,773	2,835,174
Tractor Supply Co.	28,400	1,457,204
Urban Outfitters, Inc. *	50,796	1,717,921
Williams-Sonoma, Inc.	41,400	1,333,080

		179,539,036

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc. *	220,631	1,727,541
Altera Corp.	115,769	4,349,441
Analog Devices, Inc.	114,374	4,441,143
Applied Materials, Inc.	522,689	8,200,990
Atheros Communications *	26,100	1,163,799
Atmel Corp. *	177,800	2,407,412
Broadcom Corp., Class A	145,825	6,575,249
Cree, Inc. *	40,600	2,049,894
Cypress Semiconductor Corp. *	30,500	660,325
First Solar, Inc. (b)*	11,000	1,700,380
Intel Corp.	2,073,680	44,501,173
Intersil Corp., Class A	19,267	291,317
KLA-Tencor Corp.	66,138	2,915,363
Lam Research Corp. *	49,900	2,489,511
Linear Technology Corp.	87,466	3,042,942
LSI Corp. *	175,998	1,089,428
Marvell Technology Group Ltd. *	202,562	3,850,704
Maxim Integrated Products, Inc.	119,600	3,088,072
MEMC Electronic Materials, Inc. *	85,177	944,613
Microchip Technology, Inc.	71,966	2,624,600
Micron Technology, Inc. *	241,100	2,541,194
National Semiconductor Corp.	91,458	1,386,503
Novellus Systems, Inc. *	37,995	1,370,480
NVIDIA Corp. *	217,499	5,202,576
ON Semiconductor Corp. *	166,700	1,842,035
PMC-Sierra, Inc. *	89,200	697,544
Rambus, Inc. *	41,364	847,548
Silicon Laboratories, Inc. *	17,936	797,793
Skyworks Solutions, Inc. *	68,300	2,169,891
SunPower Corp., Class A (b)*	7,600	102,144
Teradyne, Inc. *	68,500	1,142,580
Texas Instruments, Inc.	453,475	15,377,337
Varian Semiconductor Equipment Associates, Inc. *	28,800	1,280,160
Xilinx, Inc.	108,505	3,493,861

		136,365,543

Software & Services 8.8%
Activision Blizzard, Inc.	213,538	2,410,844
Adobe Systems, Inc. *	199,813	6,603,820
Akamai Technologies, Inc. *	67,109	3,242,707
Alliance Data Systems Corp. *	20,471	1,448,119
Amdocs Ltd. *	79,900	2,328,286
ANSYS, Inc. *	34,800	1,825,260
AOL, Inc. *	42,200	992,544
Autodesk, Inc. *	91,272	3,712,945
Automatic Data Processing, Inc.	185,851	8,902,263
BMC Software, Inc. *	71,912	3,430,202
Broadridge Financial Solutions, Inc.	53,600	1,226,904
CA, Inc.	152,081	3,619,528
Cadence Design Systems, Inc. *	105,387	914,759
Citrix Systems, Inc. *	71,700	4,530,006
Cognizant Technology Solutions Corp., Class A *	115,466	8,423,245
Computer Sciences Corp.	59,731	3,183,065
Compuware Corp. *	36,164	387,678
Concur Technologies, Inc. *	16,750	854,752
CoreLogic, Inc.	40,060	803,203
DST Systems, Inc.	6,080	289,165
eBay, Inc. *	431,670	13,105,501
Electronic Arts, Inc. *	129,381	2,017,050
Equinix, Inc. *	15,300	1,352,826
FactSet Research Systems, Inc.	16,500	1,663,200
Fidelity National Information Services, Inc.	97,608	2,970,211
Fiserv, Inc. *	60,289	3,724,052
Gartner, Inc. *	3,200	113,344
Genpact Ltd. *	2,750	41,607
Global Payments, Inc.	31,938	1,508,751
Google, Inc., Class A *	92,711	55,659,976
IAC/InterActiveCorp *	34,430	974,025
Informatica Corp. *	35,100	1,628,640
International Business Machines Corp.	458,640	74,299,680
Intuit, Inc. *	111,644	5,239,453
Jack Henry & Associates, Inc.	34,000	1,005,040
Lender Processing Services, Inc.	37,600	1,193,424
ManTech International Corp., Class A *	900	36,185
MasterCard, Inc., Class A	37,600	8,892,776
McAfee, Inc. *	61,829	2,961,609
MICROS Systems, Inc. *	31,200	1,427,088
Microsoft Corp.	2,787,338	77,278,946
Monster Worldwide, Inc. *	15,200	253,080
NeuStar, Inc., Class A *	11,600	311,228
Novell, Inc. *	135,924	818,262
Nuance Communications, Inc. *	89,600	1,821,568
Oracle Corp.	1,443,210	46,226,016
Parametric Technology Corp. *	46,200	1,027,026
Paychex, Inc.	126,028	4,032,896
Quest Software, Inc. *	2,400	61,968

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rackspace Hosting, Inc. *	2,600	87,126
Red Hat, Inc. *	73,583	3,040,450
Rovi Corp. *	40,400	2,495,104
SAIC, Inc. *	116,300	1,927,091
Salesforce.com, Inc. *	43,121	5,568,646
Solera Holdings, Inc.	27,300	1,428,609
Symantec Corp. *	312,689	5,506,453
Synopsys, Inc. *	57,100	1,549,123
Teradata Corp. *	64,344	2,766,149
TIBCO Software, Inc. *	66,400	1,459,472
Total System Services, Inc.	77,300	1,345,793
VeriFone Systems, Inc. *	5,700	227,658
VeriSign, Inc.	52,105	1,753,333
Visa, Inc., Class A	180,300	12,593,955
VMware, Inc., Class A *	25,200	2,155,104
WebMD Health Corp. *	13,624	712,263
Western Union Co.	258,240	5,237,107
Yahoo!, Inc. *	454,779	7,331,037

		427,959,196

Technology Hardware & Equipment 7.0%
Amphenol Corp., Class A	67,220	3,719,955
Apple, Inc. *	340,914	115,678,938
Arrow Electronics, Inc. *	46,900	1,772,820
Avnet, Inc. *	59,546	2,121,029
AVX Corp.	3,850	60,368
Brocade Communications Systems, Inc. *	168,000	947,520
Cisco Systems, Inc. *	2,073,315	43,850,612
Corning, Inc.	581,763	12,920,956
Dell, Inc. *	648,849	8,538,853
Diebold, Inc.	26,018	797,712
Dolby Laboratories, Inc., Class A *	20,600	1,229,820
EchoStar Corp., Class A *	3,054	83,222
EMC Corp. *	773,724	19,257,990
F5 Networks, Inc. *	29,200	3,164,696
FLIR Systems, Inc. *	59,500	1,846,880
Harris Corp.	51,596	2,401,278
Hewlett-Packard Co.	843,568	38,542,622
Ingram Micro, Inc., Class A *	66,051	1,303,847
Itron, Inc. *	13,200	765,864
Jabil Circuit, Inc.	55,600	1,123,676
JDS Uniphase Corp. *	87,300	1,481,481
Juniper Networks, Inc. *	171,494	6,365,857
Lexmark International, Inc., Class A *	30,659	1,068,160
Molex, Inc.	53,121	1,389,114
Motorola Mobility Holdings, Inc. *	102,736	2,863,252
Motorola Solutions, Inc. *	117,412	4,552,063
National Instruments Corp.	8,900	376,559
NCR Corp. *	62,444	1,024,082
NetApp, Inc. *	132,800	7,268,144
Polycom, Inc. *	33,100	1,451,435
QLogic Corp. *	18,000	320,580
QUALCOMM, Inc.	604,678	32,731,220
Riverbed Technology, Inc. *	43,400	1,556,758
SanDisk Corp. *	89,458	4,058,709
Seagate Technology *	190,537	2,667,518
Tech Data Corp. *	19,900	933,509
Tellabs, Inc.	73,675	390,477
Trimble Navigation Ltd. *	47,200	2,174,976
Vishay Intertechnology, Inc. *	14,600	240,900
Western Digital Corp. *	88,312	3,004,374
Xerox Corp.	484,545	5,145,868
Zebra Technologies Corp., Class A *	6,025	234,373

		341,428,067

Telecommunication Services 2.8%
American Tower Corp., Class A *	157,389	8,004,804
AT&T, Inc.	2,184,477	60,116,807
CenturyLink, Inc.	116,571	5,040,530
Clearwire Corp., Class A (b)*	13,350	70,621
Crown Castle International Corp. *	96,427	4,066,327
Frontier Communications Corp.	380,706	3,491,074
Level 3 Communications, Inc. *	357,640	439,897
MetroPCS Communications, Inc. *	49,000	633,570
NII Holdings, Inc. *	65,141	2,734,619
Qwest Communications International, Inc.	512,035	3,650,810
SBA Communications Corp., Class A *	45,800	1,868,640
Sprint Nextel Corp. *	1,018,657	4,604,330
Telephone & Data Systems, Inc.	36,701	1,312,061
tw telecom, Inc. *	58,600	1,004,990
United States Cellular Corp. *	2,600	126,724
Verizon Communications, Inc.	1,057,557	37,670,180
Windstream Corp.	171,148	2,192,406

		137,028,390

Transportation 2.0%
AMR Corp. *	80,351	566,474
C.H. Robinson Worldwide, Inc.	64,648	4,983,714
CSX Corp.	141,142	9,964,625
Delta Air Lines, Inc. *	305,500	3,565,185
Expeditors International of Washington, Inc.	81,898	4,149,772
FedEx Corp.	117,428	10,606,097
Hertz Global Holdings, Inc. *	35,400	520,734
J.B. Hunt Transport Services, Inc.	34,391	1,410,031
Kansas City Southern *	37,600	1,879,248
Kirby Corp. *	21,100	986,214
Knight Transportation, Inc.	9,100	173,446
Landstar System, Inc.	19,930	825,700
Norfolk Southern Corp.	137,986	8,443,363
Ryder System, Inc.	21,964	1,056,029
Southwest Airlines Co.	290,788	3,445,838
Union Pacific Corp.	182,662	17,285,305
United Continental Holdings, Inc. *	122,482	3,111,043
United Parcel Service, Inc., Class B	367,635	26,330,019

		99,302,837

Utilities 3.5%
AGL Resources, Inc.	30,300	1,112,010
Allegheny Energy, Inc.	66,453	1,713,158
Alliant Energy Corp.	43,900	1,631,324
Ameren Corp.	83,085	2,357,121
American Electric Power Co., Inc.	179,771	6,414,229
American Water Works Co., Inc.	30,900	787,950

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Aqua America, Inc.	53,434	1,235,394
Atmos Energy Corp.	36,318	1,183,967
Calpine Corp. *	133,400	1,903,618
CenterPoint Energy, Inc.	153,011	2,471,128
Cleco Corp.	9,500	296,970
CMS Energy Corp.	90,033	1,755,644
Consolidated Edison, Inc.	110,006	5,490,400
Constellation Energy Group, Inc.	78,441	2,529,722
Dominion Resources, Inc.	215,408	9,378,864
DPL, Inc.	46,861	1,226,821
DTE Energy Co.	64,597	2,988,257
Duke Energy Corp.	498,293	8,909,479
Edison International	127,654	4,631,287
Energen Corp.	28,096	1,570,566
Entergy Corp.	70,962	5,121,328
Exelon Corp.	247,676	10,528,707
FirstEnergy Corp.	119,470	4,673,666
GenOn Energy, Inc. *	61,655	255,252
Great Plains Energy, Inc.	40,000	787,200
Hawaiian Electric Industries, Inc.	37,748	939,925
Integrys Energy Group, Inc.	29,955	1,425,558
ITC Holdings Corp.	19,900	1,307,430
MDU Resources Group, Inc.	73,617	1,562,889
National Fuel Gas Co.	31,547	2,155,922
New Jersey Resources Corp.	6,500	272,740
NextEra Energy, Inc.	158,008	8,447,108
Nicor, Inc.	18,000	908,460
NiSource, Inc.	108,080	2,012,450
Northeast Utilities	68,114	2,242,313
NRG Energy, Inc. *	82,930	1,720,798
NSTAR	41,912	1,818,143
NV Energy, Inc.	92,000	1,322,040
OGE Energy Corp.	37,980	1,742,902
ONEOK, Inc.	41,362	2,435,808
Ormat Technologies, Inc.	2,550	78,438
Pepco Holdings, Inc.	89,174	1,655,961
PG&E Corp.	145,437	6,730,824
Piedmont Natural Gas Co., Inc.	27,000	757,620
Pinnacle West Capital Corp.	39,687	1,615,658
PPL Corp.	147,761	3,810,756
Progress Energy, Inc.	109,585	4,922,558
Public Service Enterprise Group, Inc.	192,272	6,235,381
Questar Corp.	68,320	1,190,818
SCANA Corp.	43,431	1,835,828
Sempra Energy	91,378	4,758,052
Southern Co.	313,618	11,798,309
TECO Energy, Inc.	83,817	1,543,071
The AES Corp. *	198,502	2,461,425
UGI Corp.	41,148	1,289,990
Vectren Corp.	31,800	842,382
Westar Energy, Inc.	42,700	1,088,850
WGL Holdings, Inc.	19,700	710,382
Wisconsin Energy Corp.	45,818	2,762,367
Xcel Energy, Inc.	179,009	4,219,242

		171,576,460

Total Common Stock
(Cost $2,103,096,450)		4,871,033,669

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	448,254	448,254

Total Other Investment Company
(Cost $448,254)		448,254

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.10%, 03/17/11	660,000	659,919
0.14%, 03/17/11	250,000	249,959

Total Short-Term Investments
(Cost $909,878)		909,878

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Navigator Security Lending Prime Portfolio	10,514,335	10,514,335

Total Collateral Invested for Securities on Loan
(Cost $10,514,335)		10,514,335

End of Collateral Invested for Securities on Loan

At 01/31/11 tax basis cost of the fund’s investments was $2,081,286,252 and the unrealized appreciation and depreciation were $2,858,164,332 and ($67,058,783), respectively, with a net unrealized appreciation of $2,791,105,549.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of January 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$4,871,033,669	$—	$—	$4,871,033,669
Other Investment Company(a)	448,254	—	—	448,254
Short-Term Investments(a)	—	909,878	—	909,878

Total	$4,871,481,923	$909,878	$—	$4,872,391,801

Other Financial Instrument
Collateral Invested for Securities on Loan	$10,514,335	$—	$—	$10,514,335

(a)	As categorized in Portfolio Holdings.

REG46851JAN11

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments — Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: March 24, 2011

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: March 17, 2011